Stock Redemption Payable	6 Months Ended
Dec. 31, 2024
Stock Redemption Payable [Abstract]
Stock redemption payable

Note 7 — Stock redemption payable

Stock redemption payable represents the balance payable to UPTD’s shareholders related to the redemption of public shares of UPTD’s Common Stock before the consummation of the business combination. On October 3, 2023, such balance was paid in full through the Company’s investment held in trust account. (see Note 4).